As filed with the Securities and Exchange Commission on July 22, 2016

Registration No. 333-161336

811-07697

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.

Form N-6

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 12	☒

and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 60	☒

NYLIAC CORPORATE SPONSORED

VARIABLE UNIVERSAL LIFE SEPARATE

ACCOUNT-I

(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(Name of Depositor)

51 Madison Avenue,

New York, New York 10010

(Address of Depositor’s Principal Executive Office)

Charles F. Furtado, Jr., Esq.

New York Life Insurance and Annuity Corporation

51 Madison Avenue,

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Stephen E. Roth, Esq.	Thomas F. English, Esq.
Sutherland Asbill & Brennan LLP	Senior Vice President, Deputy General Counsel
1275 Pennsylvania Avenue, NW	and Chief Insurance Counsel
Washington, DC 20004-2415	New York Life Insurance Company
51 Madison Avenue, New York, NY 10010

It is proposed that this filing will become effective

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on              pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on July 25, 2016, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 11 to the Registration Statement, filed on May 24, 2016. The new effectiveness date is July 25, 2016. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on this 22nd day of July, 2016.

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I
(Registrant)

By	/s/ Janis C. Rubin
Janis C. Rubin
Vice President

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
(Depositor)

By	/s/ Janis C. Rubin
Janis C. Rubin
Vice President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Christopher T. Ashe*	Director
David G. Bedard*	Director
Christopher O. Blunt*	Director
John T. Fleurant*	Director and Chief Financial Officer
Robert M. Gardner*	Director and Controller (Principal Accounting Officer)
Matthew M. Grove	Director
Frank M. Harte*	Director
Thomas A. Hendry*	Director
Dylan W. Huang	Director
John Y. Kim*	Director
Mark J. Madgett	Director
Theodore A. Mathas*	Chairman and President (Principal Executive Officer)
Amy Miller*	Director
Arthur H. Seter*	Director
Joel M. Steinberg*	Director
Matthew Wion*	Director

By	/s/ Janis C. Rubin
Janis C. Rubin
Attorney-in-Fact
July 22, 2016

*	Pursuant to Powers of Attorney.